Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000008397 | 665859104 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 05969A105 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 200340107 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 665859104 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 05969A105 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 200340107 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008429 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008429 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008429 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008429 | 45337C102 | Incyte Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008429 | 60770K107 | Moderna, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008430 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008430 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008430 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008430 | 45337C102 | Incyte Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008430 | 60770K107 | Moderna, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008334 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008334 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008334 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008334 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008334 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008335 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008335 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008335 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008335 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008335 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008415 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008415 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008415 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008415 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008415 | 285512109 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008416 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008416 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008416 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008416 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008416 | 285512109 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008431 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000008431 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008431 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008431 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008431 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008432 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000008432 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008432 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008432 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008432 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008433 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008433 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008433 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008433 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008433 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008434 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008434 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008434 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008434 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008434 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008435 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008435 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000008435 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008435 | 969457100 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008435 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008436 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008436 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000008436 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008436 | 969457100 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008436 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008338 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008338 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008338 | 110448107 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008338 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008338 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000008338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008338 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008338 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008338 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008339 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008339 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008339 | 110448107 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008339 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008339 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000008339 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008339 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008339 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008339 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008437 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008437 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008437 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008437 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008437 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008438 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008438 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008438 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008438 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008438 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008439 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008439 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008439 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008439 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008439 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008440 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008440 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008440 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008440 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008440 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008441 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008441 | 75513E101 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008441 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008441 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008441 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008442 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008442 | 75513E101 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008442 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008442 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008442 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008399 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008399 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008399 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008399 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008399 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008400 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008400 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008400 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008400 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008400 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008360 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008360 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008360 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008360 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008360 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008361 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008361 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008361 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008361 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008361 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008358 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008358 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008358 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008358 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008358 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008359 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008359 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008359 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008359 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008359 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008419 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008419 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008419 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008419 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008419 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008420 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008420 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008420 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008420 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008420 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008364 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008364 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008364 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008364 | 74935Q107 | Rb Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008364 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008365 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008365 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008365 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008365 | 74935Q107 | Rb Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008365 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008352 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008352 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008352 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008352 | 74935Q107 | Rb Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008352 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008353 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008353 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008353 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008353 | 74935Q107 | Rb Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008353 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008362 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008362 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008362 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | 759509102 | Reliance Steel & Aluminum Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008363 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008363 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | 759509102 | Reliance Steel & Aluminum Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008356 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008356 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008356 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008356 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008356 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008357 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008357 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008357 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008357 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008357 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012315 | 05722G100 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012315 | G48833118 | Weatherford International PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012315 | G9460G101 | Valaris, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012315 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012315 | 406216101 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012316 | 05722G100 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012316 | G48833118 | Weatherford International PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012316 | G9460G101 | Valaris, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012316 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012316 | 406216101 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008401 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008401 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008401 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008401 | G97822103 | Perrigo Co. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008401 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008402 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008402 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008402 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008402 | G97822103 | Perrigo Co. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008402 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008403 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008403 | 008474108 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008403 | 962879102 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008403 | 06849F108 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008403 | 351858105 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008404 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008404 | 008474108 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008404 | 962879102 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008404 | 06849F108 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008404 | 351858105 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008405 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008405 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008405 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008405 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008405 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008406 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008406 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008406 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008406 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008406 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008407 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008407 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008407 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008407 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008407 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008408 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008408 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008408 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008408 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008408 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008336 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | 04247X102 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | 267475101 | Dycom Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008336 | 313855108 | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008337 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | 04247X102 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | 267475101 | Dycom Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008337 | 313855108 | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008354 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | 433000106 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008354 | 343412102 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | 433000106 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | 343412102 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008366 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008366 | 099724106 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008366 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008366 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008366 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008367 | 099724106 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008367 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008367 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008409 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008409 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008409 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008409 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008409 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008410 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008410 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008410 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008410 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008410 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008340 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008340 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008340 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008340 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008340 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008341 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008341 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008341 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008341 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008341 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057897 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000057897 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000057897 | 47215P106 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000057897 | 64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057897 | 07725L102 | BeiGene, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057897 | China
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000057898 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000057898 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000057898 | 47215P106 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000057898 | 64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057898 | 07725L102 | BeiGene, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057898 | China
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000008346 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008346 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008346 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008346 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008346 | 38141G104 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008347 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008347 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008347 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008347 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008347 | 38141G104 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024060 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000024060 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024060 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000024060 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024060 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024060 | China
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000024060 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000024060 | India
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000024060 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024060 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024061 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000024061 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024061 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000024061 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024061 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024061 | China
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000024061 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000024061 | India
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000024061 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024061 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034818 | 71654V101 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000034818 | 91912E105 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034818 | 465562106 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034818 | 02390A101 | America Movil S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034818 | 344419106 | Fomento Economico Mexicano S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034818 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000034818 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000034818 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034818 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034818 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034819 | 71654V101 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000034819 | 91912E105 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034819 | 465562106 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034819 | 02390A101 | America Movil S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034819 | 344419106 | Fomento Economico Mexicano S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000034819 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000034819 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034819 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034819 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008342 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008342 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008342 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008342 | 74935Q107 | Rb Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008343 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008343 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008343 | 74935Q107 | Rb Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008348 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008348 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008348 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008348 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008348 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008349 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008349 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008349 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008349 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008349 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008344 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008344 | 433000106 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008344 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | 343412102 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008345 | 433000106 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008345 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 343412102 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008413 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008413 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008413 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008413 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008413 | 92840M102 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008414 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008414 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008414 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008414 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008414 | 92840M102 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%